OPTIONS (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 12, 2019
Exercise Price One
Statement [Line Items]
Options Outstanding	1,461,000
Options Exercisable	1,461,000
Exercise Price	$ 0.15
Grant Date Fair Value Vested Amount	$ 54
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 6 months
Exercise Price Two
Statement [Line Items]
Options Outstanding	117,000
Options Exercisable	117,000
Exercise Price	$ 2.25
Grant Date Fair Value Vested Amount	$ 344
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 3 months 18 days
Exercise Price Three
Statement [Line Items]
Options Outstanding	317,000
Options Exercisable	317,000
Exercise Price	$ 2.25
Grant Date Fair Value Vested Amount	$ 252
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 6 months
Exercise Price Four
Statement [Line Items]
Options Outstanding	17,000
Options Exercisable	17,000
Exercise Price	$ 2.25
Grant Date Fair Value Vested Amount	$ 23
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 7 months 6 days
Exercise Price Five
Statement [Line Items]
Options Outstanding	66,000
Options Exercisable	66,000
Exercise Price	$ 2.25
Grant Date Fair Value Vested Amount	$ 92
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 8 months 12 days
Exercise Price Six
Statement [Line Items]
Options Outstanding	666,000
Options Exercisable	666,000
Exercise Price	$ 2.25
Grant Date Fair Value Vested Amount	$ 918
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 9 months 18 days
Exercise Price Seven
Statement [Line Items]
Options Outstanding	500,000
Options Exercisable	500,000
Exercise Price	$ 2.25
Grant Date Fair Value Vested Amount	$ 689
Options Outstanding, Weighted Average Remaining Contractual Life	4 years
Exercise Price Eight
Statement [Line Items]
Options Outstanding	241,000
Options Exercisable	0
Exercise Price	$ 3.87
Grant Date Fair Value Vested Amount	$ 400
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 4 months 24 days
Exercise Price Nine
Statement [Line Items]
Options Outstanding	167,000
Options Exercisable	0
Exercise Price	$ 3.68
Grant Date Fair Value Vested Amount	$ 265
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 4 months 24 days
Exercise Price Ten
Statement [Line Items]
Options Outstanding	16,000
Options Exercisable	0
Exercise Price	$ 5.20
Grant Date Fair Value Vested Amount	$ 21
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 8 months 12 days
Exercise Price Eleven
Statement [Line Items]
Options Outstanding	240,000
Options Exercisable	0
Exercise Price	$ 6.90
Grant Date Fair Value Vested Amount	$ 411
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 8 months 12 days
Exercise Price Twelve
Statement [Line Items]
Options Outstanding	1,640,000
Options Exercisable	0
Exercise Price	$ 2.04
Grant Date Fair Value Vested Amount	$ 243
Options Outstanding, Weighted Average Remaining Contractual Life	5 years
Stock options
Statement [Line Items]
Options Outstanding	5,448,000	3,794,000	2,333,000	0
Options Exercisable	3,144,000
Exercise Price	$ 1.95
Grant Date Fair Value Vested Amount	$ 3,712
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 10 months 24 days